Carrying Amounts and Fair Value of Financial Instruments (Significant unobservable inputs used in the fair value measurements) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other Real Estate Owned ("OREO")	$ 120,000	$ 130,000	$ 499,000
Fair Value, Nonrecurring [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
ASSETS FAIR VALUE, NONRECURRING	$ 7,696,000	8,021,000
Impaired Loans | Fair Value, Nonrecurring [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant Unobservable Inputs	Discounts to appraised values or cash flows for estimated holding and/or selling costs or age of appraisal
ASSETS FAIR VALUE, NONRECURRING	$ 5,566,000	2,323,000
Foreclosed Assets | Fair Value, Nonrecurring [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant Unobservable Inputs	Discounts to appraised values for estimated holding or selling costs
ASSETS FAIR VALUE, NONRECURRING	$ 120,000	130,000
Land Held For Sale | Fair Value, Nonrecurring [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant Unobservable Inputs	Discounts to appraised values for estimated holding or selling costs
ASSETS FAIR VALUE, NONRECURRING	$ 1,097,000	1,530,000
Mortgage Loans Held For Sale | Fair Value, Nonrecurring [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
ASSETS FAIR VALUE, NONRECURRING	$ 913,000	$ 4,038,000
Minimum | Impaired Loans | Fair Value, Nonrecurring [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant Unobservable Inputs, Percentage Range	8.00%	8.00%
Maximum | Impaired Loans | Fair Value, Nonrecurring [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant Unobservable Inputs, Percentage Range	13.00%	13.00%
Maximum | Foreclosed Assets | Fair Value, Nonrecurring [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant Unobservable Inputs, Percentage Range	3000.00%	3000.00%
Fair Value, Inputs, Level 3 | Fair Value, Nonrecurring [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
ASSETS FAIR VALUE, NONRECURRING	$ 6,783,000	$ 3,983,000
Fair Value, Inputs, Level 3 | Impaired Loans | Fair Value, Nonrecurring [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
ASSETS FAIR VALUE, NONRECURRING	5,566,000	2,323,000
Fair Value, Inputs, Level 3 | Foreclosed Assets | Fair Value, Nonrecurring [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other Real Estate Owned ("OREO")	120,000	130,000
Fair Value, Inputs, Level 3 | Land Held For Sale | Fair Value, Nonrecurring [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
ASSETS FAIR VALUE, NONRECURRING	1,097,000
Fair Value, Inputs, Level 3 | Mortgage Loans Held For Sale | Fair Value, Nonrecurring [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
ASSETS FAIR VALUE, NONRECURRING	0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Nonrecurring [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
ASSETS FAIR VALUE, NONRECURRING	913,000	4,038,000
Fair Value, Inputs, Level 2 [Member] | Impaired Loans | Fair Value, Nonrecurring [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
ASSETS FAIR VALUE, NONRECURRING	0	0
Fair Value, Inputs, Level 2 [Member] | Foreclosed Assets | Fair Value, Nonrecurring [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
ASSETS FAIR VALUE, NONRECURRING	$ 0	$ 0